CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash Flows from Operating Activities:
Net income	$ 41,725	$ 78,554
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	50,112	49,675
Amortization of deferred dry-docking costs	2,931	3,568
Amortization of loan fees	676	580
Stock compensation expense	510	0
Change in fair value of derivative instruments	(2,692)	(5,266)
Payments for dry-docking	(5,683)	(2,867)
(Increase) Decrease in:
Accounts receivables	4,230	(26,389)
Inventories	(794)	(3,172)
Prepaid insurance and other	(699)	947
Increase (Decrease) in:
Payables	8,266	(2,545)
Accrued liabilities	163	8,545
Unearned revenue	(5,483)	(4,111)
Net Cash provided by Operating Activities	93,262	97,519
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(35,011)	(74,805)
Vessel acquisitions and/or improvements	(221,113)	(1,845)
Net Cash used in Investing Activities	(256,124)	(76,650)
Cash Flows from Financing Activities:
Proceeds from long-term debt	273,576	49,958
Financing costs	(3,957)	(827)
Payments of long-term debt	(115,885)	(63,869)
Decrease in restricted cash	6,778	3,278
Proceeds from stock issuance program, net	0	81,798
Repurchase of Common Shares	(18,567)	0
Cash dividends	(14,832)	(14,387)
Net Cash provided by Financing Activities	127,113	55,951
Net (decrease) / increase in cash and cash equivalents	(35,749)	76,820
Cash and cash equivalents at beginning of period	289,676	202,107
Cash and cash equivalents at end of period	$ 253,927	$ 278,927